Summary of Significant Accounting Policies - Schedule of Compute Basic and Diluted Net Income (Loss) Per Share (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Class A Common Stock [Member]
Numerator:
Allocation of net loss	$ (1,271,227)	$ (2,648,946)
Denominator:
Weighted average shares outstanding	10,057,621	11,243,598
Basic net loss per common share	$ (0.13)	$ (0.24)
Diluted net loss per common share	$ (0.13)	$ (0.24)
Class B Common Stock [Member]
Numerator:
Allocation of net loss
Denominator:
Weighted average shares outstanding
Basic net loss per common share
Diluted net loss per common share